Note 30 (Tables)	6 Months Ended
Jun. 30, 2025
Commitments and guarantees given [Abstract]
Commitments and guarantees given [Table Text Block]
The breakdown of the balance under these headings in the condensed consolidated balance sheets is as follows:

COMMITMENTS AND GUARANTEES GIVEN (MILLIONS OF EUROS)

	Notes	June 2025	December 2024
Loan commitments given	6.2.1	211,381	188,515
Of which: impaired		159	160
Central banks		69	254
General governments		3,019	3,247
Credit institutions		27,926	13,441
Other financial corporations		11,848	8,656
Non-financial corporations		82,963	82,891
Households		85,556	80,026
Financial guarantees given	6.2.1	22,273	22,503
Of which: impaired ⁽¹⁾		143	192
Central banks		—	—
General governments		152	183
Credit institutions		679	636
Other financial corporations		908	2,843
Non-financial corporations		20,305	18,724
Households		229	116
Other commitments given	6.2.1	60,682	51,215
Of which: impaired ⁽¹⁾		351	439
Central banks		470	—
General governments		332	354
Credit institutions		13,310	6,447
Other financial corporations		4,090	3,256
Non-financial corporations		42,249	41,005
Households		231	153
Total	6.2.1	294,337	262,233
(1) Impaired financial guarantees given amounted to €494 million and €631 million, respectively, as of June 30, 2025 and December 31, 2024, respectively.